Derivative and Hedging Activities - Fair Value of Recurring Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total derivatives	$ 282	$ (35)
Commodity contract [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative asset	422	8
Derivative liability	(147)	(43)
Energy related derivative [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total derivatives	282	(35)
Energy related derivative [Member] | Future natural gas prices [Member] | Utica Shale [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative asset	7
Total derivatives	7	0
Fair value, inputs, Level 1 [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total derivatives	0	0
Fair value, inputs, Level 1 [Member] | Commodity contract [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative asset	0	0
Derivative liability	0	0
Fair value, inputs, Level 1 [Member] | Energy related derivative [Member] | Future natural gas prices [Member] | Utica Shale [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative asset	0
Fair value, inputs, Level 2 [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total derivatives	188	(20)
Fair value, inputs, Level 2 [Member] | Commodity contract [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative asset	319	0
Derivative liability	(131)	(20)
Fair value, inputs, Level 2 [Member] | Energy related derivative [Member] | Future natural gas prices [Member] | Utica Shale [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative asset	0
Fair Value, Inputs, Level 3 [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total derivatives	94	(15)
Fair Value, Inputs, Level 3 [Member] | Commodity contract [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative asset	103	8
Derivative liability	(16)	(23)
Total derivatives	87	(15)	$ (10)
Fair Value, Inputs, Level 3 [Member] | Energy related derivative [Member] | Future natural gas prices [Member] | Utica Shale [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative asset	7
Total derivatives	$ 7	$ 0	$ 0